S000041978 [Member] Expense Example - Ashmore Emerging Markets Frontier Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 699
Expense Example, with Redemption, 3 Years	1,163
Expense Example, with Redemption, 5 Years	1,652
Expense Example, with Redemption, 10 Years	2,995
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	358
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	3,170
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	$ 2,359